STATEMENTS OF CHANGES IN STOCKHOLDERS? EQUITY - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the end at Mar. 31, 2020			$ 25,000		$ 25,000
Balance at the end at Jun. 30, 2020		$ 4,312,500	25,000	$ (2,000)	23,000
Balance at the end at Dec. 31, 2020			16,912,000	(11,912,000)	5,000,000
Balance (in Shares) at Dec. 31, 2020	3,172,650	4,312,500
Balance at the beginning at Jan. 23, 2020	$ 0	$ 0	0	0	0
Balance (in Shares) at Jan. 23, 2020	0	0
Sale of shares to Sponsor at $0.006 per share			25,000		25,000
Sale of shares to Sponsor at $0.006 per share (in Shares)		4,312,500
Net loss		$ (2,000)		(2,000)	(2,000)
Balance at the end at Jun. 30, 2020		4,312,500	25,000	(2,000)	23,000
Balance at the beginning at Jan. 23, 2020	$ 0	$ 0	0	0	0
Balance (in Shares) at Jan. 23, 2020	0	0
Sale of shares to Sponsor at $0.006 per share			25,000		$ 25,000
Sale of shares to Sponsor at $0.006 per share (in Shares)		4,312,500
Forfeiture of 920,000 shares of Class B common stock (in Shares)		(920,000)			(14,325,000)
Issuance of 920,000 shares of Class B common stock to Anchor investor			5,000		$ 5,000
Number of shares issued (in shares)		920,000
Sale of Units to the public at $10.00 per Unit	$ 2,000		172,498,000		172,500,000
Sale of Units to the public at $10.00 per Unit (in Shares)	17,250,000
Underwriters? discount and offering expenses			(9,596,000)		(9,596,000)
Sale of 5,700,000 Private Placement Warrants at $1.00 per warrant, at fair value, $0.77			4,364,000		4,364,000
Issuance of warrants to purchase common stock			1,336,000		1,336,000
Initial classification of warrant liability			(10,948,000)		(10,948,000)
Class A common stock subject to possible redemption	$ (2,000)		(140,772,000)		(140,774,000)
Class A common stock subject to possible redemption (in Shares)	(14,077,350)
Net loss				(11,912,000)	(11,912,000)
Balance at the end at Dec. 31, 2020			16,912,000	(11,912,000)	5,000,000
Balance (in Shares) at Dec. 31, 2020	3,172,650	4,312,500
Balance at the beginning at Mar. 31, 2020			25,000		25,000
Net loss				(2,000)	(2,000)
Balance at the end at Jun. 30, 2020		$ 4,312,500	25,000	(2,000)	23,000
Balance at the beginning at Dec. 31, 2020			16,912,000	(11,912,000)	5,000,000
Balance at the end at Mar. 31, 2021			20,994,000	(15,994,000)	5,000,000
Balance at the beginning at Dec. 31, 2020			16,912,000	(11,912,000)	5,000,000
Balance (in Shares) at Dec. 31, 2020	3,172,650	4,312,500
Net loss		$ (11,708,000)		(11,708,000)	(11,708,000)
Balance at the end at Jun. 30, 2021			28,620,000	(23,620,000)	5,000,000
Balance at the beginning at Mar. 31, 2021			20,994,000	(15,994,000)	5,000,000
Net loss		$ (7,626,000)		(7,626,000)	(7,626,000)
Balance at the end at Jun. 30, 2021			$ 28,620,000	$ (23,620,000)	$ 5,000,000